RELATED PARTY (Details - PPA) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2011 USD ($) CAD / MWh	Dec. 31, 2017 USD ($) $ / MWh CAD / MWh GWh	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 28, 2011 USD ($)
Disclosure of transactions between related parties [line items]
Management Fee Expense		$ (82)	$ (62)	$ (48)
Energy marketing fees		24	23	22
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Management Fee Expense		82	$ 62	$ 48
Management fee fixed component		21
Management fee fixed component quarterly		5
Capitalization for management fees		$ 14,000			$ 8,000
Energy marketing fees	$ 18
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI		40.00%
Initial expiry date of power purchase agreements		2029
Eletricity prices | CAD / MWh	68	82
Brookfield Renewable | Power purchase agreement MPT
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI		20.00%
Initial expiry date of power purchase agreements		2029
Eletricity prices | CAD / MWh		103
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI		40.00%
Maximum annual increment in power purchase agreements		3.00%
Eletricity prices | $ / MWh		75
Brookfield Renewable | Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI		20.00%
Eletricity prices | $ / MWh		37
Brookfield Renewable | Power purchase agreement Lievre power
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI		40.00%
Maximum annual increment in power purchase agreements		3.00%
Eletricity prices | CAD / MWh		68
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI		40.00%
Initial expiry date of power purchase agreements		2029
Eletricity prices | CAD / MWh		68
Brookfield Renewable | Power purchase agreement hydro pontiac two
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI		40.00%
Initial expiry date of power purchase agreements		2029
Eletricity prices | CAD / MWh		68
Brookfield Renewable | Power purchase agreement wind levelization
Disclosure of transactions between related parties [line items]
Initial expiry date of power purchase agreements		2019
Expected generation | GWh		506